Subsequent Events	3 Months Ended	6 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events	Note 10: Subsequent Events On April 7, 2014, Laurence Wainer contributed $75,000 as additional paid in capital.

Note 4: Subsequent Events

On February 6, 2014, the Company redeemed an aggregate of 19,700,000 of the then 20,000,000 shares of outstanding stock at a redemption price of $.0001 per share for an aggregate redemption price of $1,970.

James Cassidy and James McKillop, both directors of the Company and the then president and vice president, respectively, resigned such directorships and all offices of the Company. Messrs. Cassidy and McKillop each beneficially retain 150,000 shares of the Company’s common stock.

Laurence Wainer was named as the sole director of the Company and serves as its President and sole officer.

The Company entered into a five year lease agreement with a related party to lease office space, effective February 1, 2014. The lease requires monthly payments of $4,500. The lease is subject to renewal upon expiration. In accordance with the lease terms, the Company made a security deposit that totaled $18,000.

On January 25, 2014, the Company entered into an agreement with Tiber Creek Corporation to effect transactions intended to combine the Company with a United States reporting company. As consideration, the Company paid Tiber Creek Corporation $40,000 upon execution of the agreement. An additional $10,000 was due thirty days thereafter, and $5,000 per month is due thereafter until paid in full, for a total of $85,000.

On February 7, 2014, the Company issued 9,700,000 shares of its common stock at par representing 97% of the then total outstanding 10,000,000 shares of common stock.

On February 16, 2014, the Company entered into a note payable agreement with Laurence Wainer, the director, President and sole officer of the Company. The note has a principal balance of $160,000 and bears interest at 7.75% per annum. Principal and interest payments are due in 60 equal monthly installments beginning in March 2014 of $3,205

On April 7, 2014, Laurence Wainer contributed $75,000 as additional paid in capital.